Fair Value of Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest expense, net [Member]
Effective portion of the pre-tax loss reclassified from accumulated other comprehensive loss ("OCL') into interest expense on the condensed consolidated statements of income
Amount of Pre-Tax Loss Reclassified from AOCL into Income (Effective Portion)	$ 208,985	$ 215,399
Derivatives in Cash Flow Hedging Relationships [Member] | Interest rate swaps [Member]
Amount of pre-tax loss recognized in the condensed consolidated balance sheets as a component of other comprehensive income
Amount of Pre-Tax Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (122,686)	$ (239,893)